CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (399,059)	$ (788,453)	$ (907,797)	$ (2,729,068)
Loss from discontinued operations	54,589	8,637	8,604	189,751
Depreciation	40,227	30,565	72,048	115,601
Amortization	6,793	11,386	18,371	70,923
Loss on film costs			0	134,321
Loss from disposal of equipment	3,095	3,213	3,201	0
Loss from lawsuit settlement	0	62,938	16,502	92,824
Bad debt expense	5,627	0	0	8,314
Adjustments to reconcile net loss to net cash provided by operating activities:
Decrease in accounts receivable	227,592	71,280	(58,067)	(34,333)
Increase in rent due from related party	0	(64,981)
Decrease in related-parties trade receivable	139,963	5,048	(24,611)	173,335
Decrease in security deposits	18,718	3,445	(1,426)	(472)
Increase in other current assets	(10,517)	(15,854)	(950)	6,037
Increase in film costs			0	(43,341)
Increase (decrease) in accounts payable	21,341	(297,689)	(370,900)	369,177
Increase (decrease) in advance from customers	719	(64,617)	(76,621)	79,729
Decrease in accrued expenses	(109,534)	(67,716)	(69,464)	93,850
(Decrease) increase in other current liabilities	(8,082)	4,751	8,092	(3,352)
Increase (Decrease) in Other Noncurrent Assets			0	741
Net cash used in continuing activities	(8,528)	(1,098,047)	(1,383,018)	(1,475,963)
Net cash used in discontinued operations	0	(33,577)	(33,453)	(233,091)
Net cash used in operating activities	(8,528)	(1,131,624)	(1,416,471)	(1,709,054)
CASH FLOWS FROM INVESTING ACTIVITIES
Additions to fixed assets	(20,783)	0	0	(54,597)
Purchase of intangible assets			(166)	(39,024)
Acquisition of subsidiary equity interest			0	(92,655)
Net cash used in continuing activities	(20,783)	0	(166)	(186,276)
Net cash used in discontinued operations	0	0	0	0
Net cash used in investing activities	(20,783)	0	(166)	(186,276)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayments of short-term loan			0	(336,928)
Repayments of current portion of long-term loan	0	(24,145)	(48,416)	(48,207)
Net (repayment of) proceeds from loans from related parties	(21,913)	894,939
Proceeds from long-term loans			0	345,520
Cash released from commercial line of credit			0	50,640
Net proceeds from loans from related parties			1,184,953	1,506,963
Proceeds from subscriptions received in advance			0	1,522,388
Return of capital as an effect of restructuring			0	(1,522,388)
Net proceeds from capital contributions			0	404,313
Net cash (used in) provided by continuing activities	(21,913)	870,794	1,136,537	1,922,301
Net cash provided by discontinued operations	0	31,305	31,190	239,790
Net cash (used in) provided by financing activities	(21,913)	902,099	1,167,727	2,162,091
EFFECT OF EXCHANGE RATE CHANGE ON CASH AND CASH EQUIVALENTS	1,137	(2,854)	(8,012)	(1,425)
NET DECREASE IN CASH & CASH EQUIVALENTS	(50,087)	(232,379)	(256,922)	265,336
NET DECREASE IN CASH & CASH EQUIVALENTS FROM DISCONTINUED OPERATIONS	0	(2,272)	(2,263)	6,699
NET DECREASE IN CASH & CASH EQUIVALENTS FROM CONTINUING OPERATIONS	(50,087)	(230,107)	(254,659)	258,637
CASH & CASH EQUIVALENTS, BEGINNING BALANCE	70,076	324,735	324,735	66,098
CASH & CASH EQUIVALENTS, ENDING BALANCE	19,989	94,628	70,076	324,735
SUPPLEMENTAL DISCLOSURES:
Income tax paid	0	0	0	0
Interest paid	1,508	13,238	26,156	24,192
NONCASH INVESTING AND FINANCING ACTIVITIES:
Equipment acquired through capital lease	173,916	$ 0
Debt conversion to additional paid-in capital	$ 817,104		$ 0	$ 1,884,739